As filed with the Securities and Exchange Commission on
February 4, 2021

Registration No. 2-25258
811-01403

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 86	/ X /
and	----

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 62	/ X /
(Check appropriate box or boxes)	----

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PUTNAM GLOBAL EQUITY FUND
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ x /	on February 28, 2021 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ x /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM GLOBAL EQUITY FUND
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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This Post-Effective Amendment No. 86 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate February 28, 2021, as the new effective date for Post-Effective Amendment No. 85 filed pursuant to Rule 485(a) under the Securities Act on December 11, 2020. This Post-Effective Amendment No. 86 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 85.

PUTNAM GLOBAL EQUITY FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of Putnam Global Equity Fund (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 11, 2020 (“Amendment No. 85/61”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 85/61 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2020.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 85/61 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on December 11, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 4th day of February, 2021.

Putnam Global Equity Fund

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer,
Principal Accounting Officer and Assistant
Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Paul L. Joskow*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

Mona K. Sutphen**	Trustee

By: /s/ Jonathan S. Horwitz, as
Attorney-in-Fact
February 4, 2021

* Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 81 to the
Registrant’s Registration Statement.

**Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 85 to the
Registrant’s Registration Statement.